Consolidated Statements of Comprehensive Earnings/(Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Translation adjustment, tax expense (benefit)	$ (210)	$ (376)	$ 51
Net actuarial gain/(loss), tax	(19,821)	6,150	19,660
Amortization of prior service cost included in net earnings, tax	221	238	239
Amortization of gain/(loss) included in net earnings, tax	2,816	2,422	1,688
Settlements and curtailments included in net earnings, tax	513	111	262
Foreign exchange impact, included in net earnings, net of tax expense (benefit)	(1)	(64)	29
Unrealized holding gain/(loss) arising during period, tax	101	(627)
Reclassification adjustments for losses included in net earnings, tax	$ (126)